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March 17, 2009




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Vanguard Fenway Funds (the Trust)
     File No.  33-19446


Commissioners:

Enclosed is the 50th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on January 16, 2009, to change the investment advisory team for Vanguard Growth Equity Fund (the "Fund"). The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of March 17, 2009, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-6600 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,

The Vanguard Group, Inc.





Judith L. Gaines
Associate Counsel
Securities Regulation, Legal Department



Enclosures

cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission